SUBSEQUENT EVENTS (Details) - shares	Feb. 24, 2026	Feb. 23, 2026	Dec. 31, 2025	Oct. 30, 2025	Jul. 31, 2025	Apr. 28, 2025	Jan. 20, 2025	Dec. 31, 2024	Nov. 05, 2024	Dec. 31, 2023	Dec. 31, 2022
Major ordinary share | Share Buyback Program
SUBSEQUENT EVENTS
Quantity of shares authorized to be acquired							63,000,000
Major ordinary share | Share Buyback Program | Treasury stock
SUBSEQUENT EVENTS
Maximum duration period of share buyback program		18 months
Preferred shares
SUBSEQUENT EVENTS
Number of shares repurchased			(75,751,400)					(29,000,000)
Outstanding shares			1,257,780,072					1,322,429,662	1,358,848,730	1,148,995,967
Preferred shares | Treasury stock
SUBSEQUENT EVENTS
Number of shares repurchased			75,751,400					29,000,000	29,000,000
Outstanding shares			25,317,258					36,419,068		7,544,641	9,836,850
Preferred shares | Share Buyback Program | Treasury stock
SUBSEQUENT EVENTS
Number of shares repurchased				12,650,000	14,101,400	24,000,000	25,000,000
Preferred shares | Major ordinary share | Share Buyback Program | Treasury stock
SUBSEQUENT EVENTS
Quantity of shares authorized to be acquired	55,000,000
Share Buy Back Program, Percentage of Total Outstanding Shares	4.40%
Number of shares repurchased		7,700,000
Outstanding shares		1,275,397,330
Common shares
SUBSEQUENT EVENTS
Number of shares repurchased			(2,174,211)					(674,900)
Outstanding shares			717,363,819					718,863,819	719,956,830	600,526,442
Common shares | Treasury stock
SUBSEQUENT EVENTS
Number of shares repurchased			2,174,211					674,900	674,900
Outstanding shares			418,800					1,093,011		0
Common shares | Share Buyback Program | Treasury stock
SUBSEQUENT EVENTS
Number of shares repurchased				283,900	279,700	517,600	1,093,011
Common shares | Major ordinary share | Share Buyback Program
SUBSEQUENT EVENTS
Quantity of shares authorized to be acquired							1,500,000
Common shares | Major ordinary share | Share Buyback Program | Treasury stock
SUBSEQUENT EVENTS
Quantity of shares authorized to be acquired	1,441,120
Share Buy Back Program, Percentage of Total Outstanding Shares	10.00%
Number of shares repurchased		418,800
Outstanding shares		717,363,819